Stock-Based Compensation Expense (Details) - USD ($)		9 Months Ended	12 Months Ended
	Nov. 01, 2024	Dec. 31, 2024	Mar. 31, 2024	Mar. 31, 2023
Stock-Based Compensation Expense [Line Items]
Vested options shares	210,520		719,167
Vesting period				4 years
Shares reserved			196,953
Reverse stock split (in Dollars per share)		$ 0.1416	$ 19,695,305
Percentage of issued and outstanding shares			3.00%
Unrecognized cost (in Dollars)			$ 1,265,828
Exchange ratio (in Dollars per share)			$ 0.0284
Options [Member]
Stock-Based Compensation Expense [Line Items]
Cancelled options shares issued			14,808,486
Weighted average grant date fair value of stock options granted (in Dollars per share)				$ 0.81
Zoomcar Inc [Member]
Stock-Based Compensation Expense [Line Items]
Cancelled outstanding options			14,808,486
Options outstanding			719,167
2023 Incentive Plan [Member]
Stock-Based Compensation Expense [Line Items]
Options outstanding			20,435